Investments - Net Investment Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment income	$ 1,367	$ 611	$ 3,345	$ 2,413	$ 3,571
Investment expenses	(60)	(104)	(302)	(445)	(415)
Net investment income	1,307	507	3,043	1,968	3,156
Debt securities
Net Investment Income [Line Items]
Investment income	853	582	2,517	2,217	3,213
Equity securities
Net Investment Income [Line Items]
Investment income	11	28	52	194	220
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Investment income	$ 503	$ 1	$ 776	$ 2	$ 138